UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6619

Nuveen New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Premium Income Municipal Fund, Inc. (NNF)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.6% of Total Investments)
$ 3,700	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B+	$ 3,173,564
	Education and Civic Organizations – 21.8% (14.8% of Total Investments)
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,987,080
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	658,550
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	505,688
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,024,280
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	683,406
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	1,063,072
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	1,702,530
	Facilities, Series 2011A, 5.000%, 7/01/41
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	1,165,610
	Facilities, Series 2012A, 5.000%, 7/01/42
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	277,675
	5.000%, 7/01/37 – FGIC Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	712,320
	Series 2011, 5.750%, 11/01/40 – AGM Insured
345	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	381,881
	5.000%, 7/01/32 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	1,193,680
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,476,040
	2009B, 5.000%, 7/01/39
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,149,720
	University, Series 2010A, 5.000%, 7/01/40
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	308,778
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	248,986
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,112,053
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	605,845
	University, Tender Option Bond Trust 3127, 13.023%, 1/01/14 – AMBAC Insured (IF)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	470,236
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	235,168
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	1,110,799
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,765,111
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	437,032
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,462,117
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,056,550
600	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A,	5/22 at 100.00	BBB+	661,806
	5.000%, 5/01/35
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	388,560
	Series 2010A, 5.125%, 9/01/40
25,565	Total Education and Civic Organizations			28,844,573
	Financials – 1.4% (1.0% of Total Investments)
1,635	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	1,909,991
	2005, 5.250%, 10/01/35
	Health Care – 8.0% (5.5% of Total Investments)
280	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	346,503
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	3/13 at 100.00	N/R	1,404,508
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
805	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	910,487
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,489,525
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	691,238
	2007B, 5.125%, 7/01/37 – AGC Insured
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,888,635
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,633,353
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,005,820
705	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	805,272
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
425	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	503,553
	2010-C2, 6.125%, 11/01/37
10,015	Total Health Care			10,678,894
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	424,968
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	442,340
2,165	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	2,348,570
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB) (4)
365	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	395,459
	Series 2010D-1A, 5.000%, 11/01/42
95	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	3/13 at 100.00	AA–	95,244
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
3,425	Total Housing/Multifamily			3,706,581
	Tax Obligation/General – 8.6% (5.9% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	504,855
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	318,415
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	A+	240,782
	NPFG Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1, 5.000%, 10/01/28	10/22 at 100.00	AA	3,603,570
690	New York City, New York, General Obligation Bonds, Fiscal 2013 Series C, 5.000%, 8/01/28	8/22 at 100.00	AA	826,744
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,092,910
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	1,081,760
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,189,936
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured	No Opt. Call	A2	924,681
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	1,653,542
10,255	Total Tax Obligation/General			11,437,195
	Tax Obligation/Limited – 63.6% (43.1% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	760,780
	2005A, 5.250%, 7/01/24 – CIFG Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AA–	533,455
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,291,457
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	245,819
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	650,118
10	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	4/13 at 100.00	A+	10,039
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa3	1,188,700
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA–	2,549,712
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	6,859,799
	Purpose Series 2011C, 5.000%, 3/15/41
20	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	21,909
	2005F, 5.000%, 3/15/21 – AGM Insured
1,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA–	1,287,698
	City School District Project, Series 2009A, 5.000%, 5/01/31
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	3,028,144
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
830	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	987,376
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,188,320
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	5,289,699
	2/15/47 – FGIC Insured
2,415	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	11/22 at 100.00	AA	2,901,574
	2012A, 5.000%, 11/15/29
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	1,684,140
	Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Tender Option Bond Trust 2901:
920	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	990,371
680	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	728,042
4,590	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	4,904,966
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	2/22 at 100.00	AAA	2,306,480
	Series E-1, 5.000%, 2/01/42
4,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	5/22 at 100.00	AAA	5,086,355
	Series F-1, 5.000%, 5/01/39
20	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	20,081
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,403,100
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,202,150
	SubSeries 2011D-1, 5.250%, 2/01/30
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,340	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	6,468,928
2,000	5.750%, 4/01/41	4/21 at 100.00	AA–	2,387,120
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
345	13.599%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	413,210
1,365	13.585%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	1,570,746
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,845,135
	4/01/16 – AGM Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA	1,056,360
	2004A, 5.000%, 4/01/23 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,769,264
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	556,245
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	805,455
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,141,937
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	3,873,947
665	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AA–	678,992
	1994A, 5.250%, 1/01/14 – AGM Insured
400	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	419,600
	2005B, 5.000%, 3/15/30 – AGM Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	363,012
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	1,091,180
	2002E, 5.500%, 7/01/18 – AGM Insured
1,470	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,543,353
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,395	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,724,219
18,280	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	2,630,309
20,515	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	2,741,625
117,280	Total Tax Obligation/Limited			84,200,921
	Transportation – 11.5% (7.8% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,069,480
	5.000%, 11/15/25 – AGM Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
600	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	654,342
1,500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,608,240
790	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	887,691
	Series 2011, 5.000%, 11/15/44
330	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	379,170
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	1,000,489
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,404,259
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	652,500
	AGM Insured (UB)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,089,770
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	612,059
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	593,401
	Eighth Series 2008, Tender Option Bond Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	995,865
2,300	5.250%, 11/15/22 – NPFG Insured	5/13 at 100.00	A+	2,308,993
14,040	Total Transportation			15,256,259
	U.S. Guaranteed – 8.2% (5.5% of Total Investments) (5)
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA (5)	2,804,363
	Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (5)	783,932
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
355	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	390,546
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	536,145
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AA+ (5)	540,205
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,041,310
580	4.750%, 11/15/21 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	602,701
580	4.750%, 11/15/22 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	602,701
230	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	Aa1 (5)	245,709
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 (Pre-refunded 6/15/14) – AMBAC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,050,940
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
100	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	110,013
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AA+ (5)	2,021,700
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 –	No Opt. Call	A2 (5)	86,034
	NPFG Insured (ETM)
10,400	Total U.S. Guaranteed			10,816,299
	Utilities – 7.9% (5.3% of Total Investments)
540	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	575,462
100	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	111,543
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,521,107
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	3,242,807
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,660,140
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	272,578
	5.000%, 12/01/35 – CIFG Insured
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	1,119,450
	5.000%, 5/01/38
630	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	640,502
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	280,750
	11/15/19 – FGIC Insured
9,470	Total Utilities			10,424,339
	Water and Sewer – 11.3% (7.6% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,390,400
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,780	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	2,024,038
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,329,192
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,163,269
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
3,075	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,231,734
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	2,645,925
	Master Financing, Series 2012B, 5.000%, 2/15/42
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,645,925
	6/01/28 – NPFG Insured (UB)
13,535	Total Water and Sewer			14,942,668
$ 219,320	Total Investments (cost $181,625,199) – 147.5%			195,391,284
	Floating Rate Obligations – (12.3)%			(16,350,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (38.3)% (6)			(50,700,000)
	Other Assets Less Liabilities – 3.1%			4,125,360
	Net Assets Applicable to Common Shares – 100%			$ 132,466,644

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$195,391,284	$–	$195,391,284

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $166,491,330.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$14,522,682
Depreciation	(1,968,656)
Net unrealized appreciation (depreciation) of investments	$12,554,026

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013